Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000745463
Eaton Vance Global Macro Capital Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	evmft_SupplementTextBlock

EATON VANCE GLOBAL MACRO CAPITAL OPPORTUNITIES FUND

Supplement to Prospectus dated March 1, 2016

The following replaces the table under “Performance” in “Fund Summaries – Global Macro Capital Opportunities Fund”:

Average Annual Total Return as of December 31, 2015	One Year	Life of Fund
Class A Return Before Taxes	-18.46%	-10.78%
Class A Return After Taxes on Distributions	-18.83%	-10.99%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-10.10%	-8.08%
Class I Return Before Taxes	-13.24%	-8.20%
MSCI Emerging Market Index (reflects no deduction for fees, expenses or taxes)	-14.92%	-9.11%
MSCI Frontier Market Index (reflects no deduction for fees, expenses or taxes)	-14.46%	-2.32%
Blended Index (reflects no deduction for fees, expenses or taxes)*	-14.59%	-4.18%

 * The Blended Index consists of 50% MSCI Emerging Markets Index and 50% MSCI Frontier Market Index

October 28, 2016	23528 10.28.16

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2015
Eaton Vance Global Macro Capital Opportunities Fund | MSCI Emerging Market Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	(14.92%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(9.11%)
Eaton Vance Global Macro Capital Opportunities Fund | MSCI Frontier Market Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	(14.46%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(2.32%)
Eaton Vance Global Macro Capital Opportunities Fund | Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	(14.59%)	[1]
Life of Fund	rr_AverageAnnualReturnSinceInception	(4.18%)	[1]
Eaton Vance Global Macro Capital Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.46%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(10.78%)
Eaton Vance Global Macro Capital Opportunities Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.83%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(10.99%)
Eaton Vance Global Macro Capital Opportunities Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.10%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(8.08%)
Eaton Vance Global Macro Capital Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.24%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(8.20%)

[1]	The Blended Index consists of 50% MSCI Emerging Markets Index and 50% MSCI Frontier Market Index